Net Income Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income per Share

(14) Net Income per Share

The computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Basic:
Net income	192,554	276,177	259,941
Less: Net income attributable to the noncontrolling interests	3,622	7,923	8,952
Net income attributable to the Company’s shareholders	188,932	268,254	250,989
Weighted average number of ordinary shares outstanding	1,092,601,338	1,073,891,784	1,073,891,784
Basic net income per ordinary share	0.17	0.25	0.23
Basic net income per ADS	3.46	5.00	4.67

Diluted:
Net income	192,554	276,177	259,941
Less: Net income attributable to the noncontrolling interests	3,622	7,923	8,952
Net income attributable to the Company’s shareholders	188,932	268,254	250,989
Weighted average number of ordinary shares outstanding	1,092,601,338	1,073,891,784	1,073,891,784
Weighted average number of dilutive potential ordinary shares from share options	628,098	399,576	399,410
Total	1,093,229,436	1,074,291,360	1,074,291,194
Diluted net income per ordinary share	0.17	0.25	0.23
Diluted net income per ADS	3.46	4.99	4.67

The shares subscribed by Participants under the 521 Plan is record as treasury shares and excluded from the computation of basic and diluted income per ordinary share during the year ended December 31, 2019. Further, the contingently issuable shares subject to the 521 Plan will be excluded from basic income per ordinary share and diluted earnings per share until all the performance conditions have been satisfied.

In December 2020, the Group cancelled the 521 Plan without any replacement awards, and as a result, the Participants returned the subscribed shares to the Group (see more details in Note 19(b)). The returned shares were cancelled by the end of 2020.